Stock-based Compensation (Tables)	3 Months Ended
Mar. 31, 2021
Schedule of Fair Value Weighted-Average Assumptions

The fair value of stock option awards was determined on the grant date using the Black-Scholes option-pricing model. During the three months ended March 31, 2021, the Company granted no new options. The assumptions for the Black-Scholes model for the three months ended March 31, 2020, were as follows:

Three Months Ended March 31, 2020
Expected term (years)(1)	5.79 - 6.02
Expected volatility(2)	43.5% - 44.6%
Common stock value	14.32 - 14.50
Risk-free interest rate(3)	1.20% - 1.60%
Dividend yield(4)	0%

(1)

Expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Expected volatility was estimated based on comparable companies’ reported volatilities.
(3)	The risk-free rate is an interpolation of yields on U.S. Treasury securities with maturities equivalent to the expected term.
(4)	The Company has assumed a dividend yield of zero as they have no plans to declare dividends in the foreseeable future.

Schedule of Stock Options Activity

A summary of the Company’s stock option activity for three months ended March 31, 2021, is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	17,801,986	$0.36	8.27	$140,560
Granted	—	—	—
Exercised	(701,139)	0.28	—	—
Forfeited	(27,230)	0.55	—
Expired	—	—	—

Outstanding as of March 31, 2021	17,073,617	0.36	8.04	191,876

Vested and exercisable as of March 31, 2021	10,571,302	0.28	7.67	119,671

Vested and expected to vest as of March 31, 2021	17,073,617	0.36	8.04	$191,876

Schedule of Restricted Stock Activity

The following table summarizes our restricted stock unit (“RSU”) activity which includes performance-based RSUs for the three months ended March 31, 2021:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2020	1,536,195	$7.74
Granted	31,196	7.74
Released	(41,408)	7.74
Forfeited	(90,766)	7.74

Outstanding as of March 31, 2021	1,435,217	$7.74

Summary of Stock-Based Compensation Expense

Total stock-based compensation expense by function was as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cost of revenue	$—	$28
Research and development expenses	1,796	518
Sales and marketing expenses	21	—
General and administrative expenses	2,696	335

Total	$4,513	$881